Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Realized gain (loss):
Interest rate swap contracts	$(191)	$1,168	$12	$2,246
Foreign exchange forward contracts	(109)	(658)	(109)	(1,446)
Total realized gain (loss):	(300)	510	(97)	800
Unrealized gain (loss):
Interest rate swap contracts	(3,457)	(11,521)	(26,438)	(18,619)
Foreign exchange forward contracts	665	693	(247)	1,572
Total unrealized gain (loss):	(2,792)	(10,828)	(26,685)	(17,047)
Total realized and unrealized gain (loss) on derivative instruments:	$(3,092)	$(10,318)	$(26,782)	$(16,247)